Accrued Expenses (Predecessor) (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013 Predecessor
Accrued expenses
Accrued loan and swap interest	$ 1,439,237	$ 1,407,673
Accrued voyage and vessel operating expenses	87,029	10,912
Total	$ 2,196,386	$ 1,418,585